Capitalized Software Development Cost, Net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Capitalized Software Development Cost Net
Amortization expenses	$ 208,273	$ 336,910
Research and development costs	$ 53,807